TEMPORARY EQUITY AND STOCKHOLDER'S EQUITY (DEFICIT) (Details) - shares	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Reserved common stock (in shares)	25,710,280	9,780,704
Common Stock Issued From Convertible Notes [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)		1,386,344
Common stock from options issued and outstanding [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)	7,556,434	7,210,742
Common stock available for future grants [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)	7,710,280
Issued Warrants [Member]
Class of Stock [Line Items]
Reserved common stock (in shares)	10,443,566	1,183,618